Financial instruments - valuation - hierarchy of assets (Details) - Recurring - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value of assets
Assets	£ 280,855	£ 276,772
Loans
Fair value of assets
Assets	39,775	46,621
Securities
Fair value of assets
Assets	29,215	30,124
Derivatives
Fair value of assets
Assets	166,523	150,029
Other loans
Fair value of assets
Assets	353	365
Securities
Fair value of assets
Assets	44,989	49,633
Level 1
Fair value of assets
Assets	57,507	61,909
Level 1 | Securities
Fair value of assets
Assets	21,535	20,865
Level 1 | Securities
Fair value of assets
Assets	35,972	41,044
Level 2
Fair value of assets
Assets	221,625	212,309
Level 2 | Loans
Fair value of assets
Assets	39,550	46,172
Level 2 | Securities
Fair value of assets
Assets	7,599	8,704
Level 2 | Derivatives
Fair value of assets
Assets	165,441	148,800
Level 2 | Other loans
Fair value of assets
Assets	185	307
Level 2 | Securities
Fair value of assets
Assets	8,850	8,326
Level 3
Fair value of assets
Assets	1,723	2,554	£ 3,300
Level 3 | Loans
Fair value of assets
Assets	225	449
Level 3 | Securities
Fair value of assets
Assets	81	555
Level 3 | Derivatives
Fair value of assets
Assets	1,082	1,229
Level 3 | Other loans
Fair value of assets
Assets	168	58
Level 3 | Securities
Fair value of assets
Assets	£ 167	£ 263